Summary of Debt other than Related Party Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Notes payable	$ 91	$ 183	$ 399
Less - current portion of debt	(82)	(114)	(197)
Debt, net of current portion	$ 9	$ 69	$ 202